SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

The Company evaluated all events that occurred after the balance sheet date of September 30, 2021, through the date the financial statements were issued and determined that there were the following subsequent events:

On October 25, 2021, the Company issued 1,071,429 shares of Common stock and 1,071,429 three-year warrants to purchase Common stock for $0.10 for an investment of $75,000 to an accredited investor.

On October 29, 2021, the Company issued 1,180,000 shares of common stock as an interest payment on an outstanding note.

On October 29, 2021, pursuant to its 2021 Long-Term Incentive Plan, the Company issued 500,000 shares of common stock to a financial consultant of the Company for services.

On October 29, 2021, pursuant to its 2021 Long-Term Incentive Plan, the Company issued 500,000 shares of common stock to a legal consultant of the Company for services.

On October 29, 2021, pursuant to its 2021 Long-Term Incentive Plan, the Company issued 500,000 shares of common stock to a consultant of the Company for services.

NOTE 14 – SUBSEQUENT EVENTS

The Company evaluated all events that occurred after the balance sheet date of December 31, 2020 through the date the financial statements were issued and determined that there were the following subsequent events.

Subsequent to December 31, 2020, the Company entered into a one-year promissory note dated January 6, 2021, in the amount of $40,000 paying 18% interest. Interest and principal are due at maturity.

Subsequent to December 31, 2020, the Company received an equity investment of $50,000 on January 12, 2021, to purchase 833,333 shares of the Company’s Common Stock by Subscription Agreement at $0.06 per share.

Subsequent to December 31, 2020, the Company entered into a one-year promissory note dated March 4, 2021 in the amount of $50,000. The Company will pay monthly interest payments at 12% per annum to the holder of the note. A component of the note issued 600,000 shares of Common Stock to the note holder.

Subsequent to December 31, 2020, the Company received an equity investment of $100,000 on March 5, 2021, to purchase 1,666,667 shares of the Company’s Common Stock by Subscription Agreement at $0.06 per share.

On March 1, 2021, a related party advanced the Company $117,600 to make outstanding note payments.

On March 10, 2021, the Company issued 280,000 shares of Common Stock to pay interest on an outstanding note.

On March 10, 2021, the Company issued 310,000 shares of Common Stock to pay interest on an outstanding note.

On March 24, 2021, the Company authorized the issuance of 2,500,000 shares of Common Stock to a consulting company controlled by an officer, as consideration of the termination of such consultant’s services and to relieve the Company from certain ongoing compensation commitments. Such shares will be issued only upon the amendment to the Company’s articles of incorporation to increase its authorized shares of Common Stock.

On March 24, 2021, the Company authorized the issuance of 2,145,000 shares of Common Stock to its Chief Executive Officer and 2,145,000 shares of Common Stock to its President. 4,190,000 of such shares will be issued only upon the amendment to the Company’s articles of incorporation to increase its authorized shares of Common Stock

Effective March 31, 2021, the Company entered into a forbearance agreement with a current debt holder, whereby the Company agreed to repay four notes owed to such holder with an initial payment of $100,000 and eight monthly installment payments totaling $173,187.50.

On April 9, 2021, the Company received a $1,000,000 bridge loan from a current officer/director. As part of the bridge loan, the Company issued the officer/director a five-year warrant to purchase 2,000,000 shares of Common Stock at $0.10 per share and pledged 2,000,000 shares of Common Stock as security for the bridge loan.

On April 9, 2021, the Company entered into two employment agreements with recently appointed officers, whereby it agreed to issue 8,750,000 shares of Common Stock to such officers. In addition, the Company entered into amendments to the current employment agreements with its Chief Executive Officer and President, whereby it agreed to issue 8,000,000 shares of Common Stock. All of these shares will be issued only upon the amendment to the Company’s articles of incorporation to increase its authorized shares of Common Stock.

On April 18, 2021, the Company executed a $591,000 secured replacement promissory note with a current debt holder, whereby the Company agreed to consolidate and repay two notes owed to such holder with an initial payment of $100,000 and monthly installment payments for the balance of the note.

On April 20, 2021, the Company issued 50,000 shares of Common Stock in return for services rendered.

On April 21, 2021, the Company entered into a settlement agreement with a current debt holder, whereby the Company agreed to repay two notes and an advancement from such holder, including accrued interest at 8% per annum, with a payment of $639,955.64.

On April 22, 2021, the Company entered into a settlement agreement with a current debt holder, whereby the Company agreed to repay the $151,687.97 balance owing on the note owed to such holder with a cash payment of $50,000 and the issuance of 2,000,000 shares of Common Stock, with a stated value of $100,687.97.

On April 30, 2021, the Company received a $190,000 six-month loan from a current officer/director.